Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000189003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000189003 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%	[1]
C000189003 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000189003 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000189003 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000189003 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000189003 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000189003 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000189003 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.30%)
C000193047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193047 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[2]
C000193047 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000193047 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000193047 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000193047 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193047 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193047 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193047 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193047 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193047 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193047 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193047 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193047 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193049 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000193049 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000193049 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193049 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200624 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000200624 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000200624 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200624 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000217911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217911 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%	[5]
C000217911 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000217911 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000217911 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000217911 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217911 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000217911 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000217911 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.40%)
C000230284 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230284 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[6]
C000230284 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000230284 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000230284 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000230284 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230284 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230284 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000230284 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000230284 [Member] | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000230284 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230284 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000230284 [Member] | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000230731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000230731 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%	[8]
C000230731 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[8]
C000230731 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[8]
C000230731 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[8]
C000230731 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[8]
C000230731 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[8]
C000230731 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000230731 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[8]
C000230731 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000230731 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[8]
C000230731 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[8]
C000230731 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[8]
C000244148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000244148 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[9]
C000244148 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[9]
C000244148 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[9]
C000244148 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[9]
C000244148 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[9]
C000244148 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[9]
C000244148 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[9]
C000244148 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[9]
C000244148 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[9]
C000244148 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[9]
C000244148 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000244148 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[9]
C000244148 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[9]

[1]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[2]	Ten largest state allocations are presented. Additional state allocations are found in Other along with U.S. Government Agencies.
[3]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[4]	Percentage rounds to zero.
[5]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[6]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[7]	Percentage rounds to zero.
[8]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[9]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.